Cover	Sep. 30, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Ocean Power Technologies, Inc. on October 7, 2026 (the “Original 8-K”) to make certain changes to Items 1.02 and 5.02 of the Original 8-K regarding the departure of Robert Powers from the Company. No other changes have been made to the Original Form 8-K.
Document Period End Date	Sep. 30, 2026
Entity File Number	001-33417
Entity Registrant Name	Ocean Power Technologies, Inc.
Entity Central Index Key	0001378140
Entity Tax Identification Number	22-2535818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 Engelhard Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock $0.001 Par Value
Title of 12(b) Security	Common Stock $0.001 Par Value
Trading Symbol	OPTT
Security Exchange Name	NYSEAMER
Series A Preferred Stock Purchase Rights
Title of 12(b) Security	Series A Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSEAMER